Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per ordinary share	$ (10,267,070)	$ (17,460,159)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	189,954,970	160,248,940